Income Tax (Credit)/Expense - Schedule of Profit Before Taxation at Applicable Tax Rates (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Taxation at Applicable Tax Rates [Abstract]
Profit before taxation	$ 242	$ 2,140	$ 2,003	$ 11,383	$ 11,941
Taxation at the applicable tax rate	95	559	597	2,898	3,024
Tax effect of preferential tax rates for tea plantation in the PRC	(185)	(708)	(1,023)	(3,132)	(3,268)
Tax effect of non-deductible expenses	62	71	221	159	289
Tax effect of tax losses unrecognized	20		95		43
(Over) under-provision in prior year	142	27	25	(43)
Income tax (credit)/expense	$ 134	$ (51)	$ (85)	$ (118)	$ 88